Financial Risks - Schedule of Interest Rate (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
3 month Term SOFR [member]
Disclosure of interest rates [line items]
Interest rate	3.65%	4.31%	5.33%	4.59%	0.91%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	2.03%	2.71%	3.91%	2.13%	(0.57%)
10-year US Treasury [member]
Disclosure of interest rates [line items]
Interest rate	4.17%	4.57%	3.86%	3.83%	1.78%